iShares
®
iBonds
®
1-5 Year High Yield and Income Ladder ETF
Schedule of Investments
(unaudited)
July 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Fixed Income  —  99 .9%
iShares iBonds 2026 Term High Yield and Income ETF 34,441 $ 801,442
iShares iBonds 2027 Term High Yield and Income ETF 35,499 798,550
iShares iBonds 2028 Term High Yield and Income ETF 33,721 799,188
iShares iBonds 2029 Term High Yield and Income ETF 33,778 797,499
iShares iBonds 2030 Term High Yield and Income ETF 30,036 795,257
3,991,936
a
Total Long-Term Investments — 99.9%
(Cost: $ 3,989,692 ) .................................. 3,991,936
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (b)
............................ 2,931 $ 2,931
a
Total Short-Term Securities — 0.1%
(Cost: $ 2,931 ) ..................................... 2,931
Total Investments — 100.0%
(Cost: $ 3,992,623 ) .................................. 3,994,867
Other Assets Less Liabilities — 0 .0% ..................... 13
Net Assets — 100.0% ................................. $ 3,994,880
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
11/07/24
(a)
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(b)
$ —  $ —  $ —
(c)
$ —  $ —  $ —  —  $ 118
(d)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. —  2,931
(c)
—  —  —  2,931  2,931  150  —
iShares iBonds 2025
Term High Yield and
Income ETF
(b)
... —  784,900  (785,516) 616  —  —  —  20,614  —
iShares iBonds 2026
Term High Yield and
Income ETF .... —  801,619  —  —  (177) 801,442  34,441  29,805  64
iShares iBonds 2027
Term High Yield and
Income ETF .... —  799,693  (4,452) (4) 3,313  798,550  35,499  29,421  —
iShares iBonds 2028
Term High Yield and
Income ETF .... —  801,619  (6,974) 9  4,534  799,188  33,721  30,049  —
iShares iBonds 2029
Term High Yield and
Income ETF .... —  802,898  (5,092) (23) (284) 797,499  33,778  31,312  —
iShares iBonds 2030
Term High Yield and
Income ETF .... —  800,906  (502) (5) (5,142) 795,257  30,036  4,442  —
$ 593  $ 2,244
$ 3,994,867
$ 145,911  $ 64
(a)
Commencement of operations.
(b)
As of period end, the entity is no longer held.
(c)
Represents net amount purchased (sold).
(d)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
1-5 Year High Yield and Income Ladder ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 3,991,936  $ —  $ —  $ 3,991,936
Short-Term Securities
Money Market Funds ...................................... 2,931  —  —  2,931
$ 3,994,867  $ —  $ —  $ 3,994,867